Financial Risk Management (Details) - Foreign Exchange Risk [Member] - CAD	Jun. 30, 2015	Jun. 30, 2014
Concentration Risk [Line Items]
Trade payables	CAD 201,169	CAD 136,825
Cash	CAD 88,205	CAD 65,513